Subsidiary guarantee information - Comprehensive income related (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comprehensive income
Net income/(loss)	SFr 3,425	SFr 2,011	SFr (948)
Gains/(losses) on cash flow hedges	100	(10)	(27)
Foreign currency translation	(1,025)	(325)	(1,031)
Unrealized gains/(losses) on securities	20	(17)	(13)
Actuarial gains/(losses)	326	(391)	695
Net prior service cost	217	(135)	(121)
Other comprehensive income/(loss), net of tax	(2,222)	776	(2,473)
Comprehensive income/(loss)	1,203	2,787	(3,421)
Comprehensive income/(loss) attributable to noncontrolling interests	8	(15)	28
Comprehensive income/(loss) attributable to shareholders	1,195	2,802	(3,449)
Gains/(losses) on liabilities related to credit risk	(1,860)	1,654	(1,976)
Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	(3,089)	(1,735)	1,263
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	(15)	7	(17)
Unrealized gains/(losses) on securities	(1)	1	0
Actuarial gains/(losses)	350	(422)	674
Net prior service cost	216	(125)	(121)
Other comprehensive income/(loss), net of tax	493	(410)	432
Comprehensive income/(loss)	(2,596)	(2,145)	1,695
Comprehensive income/(loss) attributable to noncontrolling interests	1	(12)	37
Comprehensive income/(loss) attributable to shareholders	(2,597)	(2,133)	1,658
Gains/(losses) on liabilities related to credit risk	(57)	129	(104)
Group parent company
Comprehensive income
Net income/(loss)	3,419	2,024	(983)
Gains/(losses) on cash flow hedges	14	(3)	8
Foreign currency translation	(15)	(11)	1
Unrealized gains/(losses) on securities	0	0	0
Actuarial gains/(losses)	0	0	0
Net prior service cost	0	0	0
Other comprehensive income/(loss), net of tax	(66)	69	(179)
Comprehensive income/(loss)	3,353	2,093	(1,162)
Comprehensive income/(loss) attributable to noncontrolling interests	0	0	0
Comprehensive income/(loss) attributable to shareholders	3,353	2,093	(1,162)
Gains/(losses) on liabilities related to credit risk	(65)	83	(188)
Bank
Comprehensive income
Net income/(loss)	3,095	1,722	(1,228)
Gains/(losses) on cash flow hedges	86	(7)	(35)
Foreign currency translation	(995)	(321)	(1,015)
Unrealized gains/(losses) on securities	21	(18)	(13)
Actuarial gains/(losses)	(24)	31	21
Net prior service cost	1	(10)	0
Other comprehensive income/(loss), net of tax	(2,649)	1,117	(2,726)
Comprehensive income/(loss)	446	2,839	(3,954)
Comprehensive income/(loss) attributable to noncontrolling interests	7	(3)	(9)
Comprehensive income/(loss) attributable to shareholders	439	2,842	(3,945)
Gains/(losses) on liabilities related to credit risk	(1,738)	1,442	(1,684)
Bank | Credit Suisse (USA), Inc - Consolidated
Comprehensive income
Net income/(loss)	308	758	147
Gains/(losses) on cash flow hedges	0	0	0
Foreign currency translation	(284)	142	(756)
Unrealized gains/(losses) on securities	0	0	0
Actuarial gains/(losses)	(7)	22	(7)
Net prior service cost	0	0	0
Other comprehensive income/(loss), net of tax	(364)	192	(796)
Comprehensive income/(loss)	(56)	950	(649)
Comprehensive income/(loss) attributable to noncontrolling interests	4	6	24
Comprehensive income/(loss) attributable to shareholders	(60)	944	(673)
Gains/(losses) on liabilities related to credit risk	(73)	28	(33)
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Comprehensive income
Net income/(loss)	2,787	964	(1,375)
Gains/(losses) on cash flow hedges	86	(7)	(35)
Foreign currency translation	(711)	(463)	(259)
Unrealized gains/(losses) on securities	21	(18)	(13)
Actuarial gains/(losses)	(17)	9	28
Net prior service cost	1	(10)	0
Other comprehensive income/(loss), net of tax	(2,285)	925	(1,930)
Comprehensive income/(loss)	502	1,889	(3,305)
Comprehensive income/(loss) attributable to noncontrolling interests	3	(9)	(33)
Comprehensive income/(loss) attributable to shareholders	499	1,898	(3,272)
Gains/(losses) on liabilities related to credit risk	SFr (1,665)	SFr 1,414	SFr (1,651)